Annual

                               [CURRENCY GRAPHIC]

                        Institutional Fiduciary Trust

                            Franklin's IFT Money Market Portfolio

                            Franklin U.S. Government Securities
                            Money Market Portfolio

                [FRANKLIN(R) TEMPLETON(R) INVESTMENTS(TM) LOGO]

                                  June 30, 2000

                                     Report
                Thank you for investing with
            Franklin Templeton. We encourage
       our investors to maintain a long-term
           perspective and remember that all
         securities markets move both up and
         down, as do portfolio share prices.
             We appreciate your past support
            and look forward to serving your
        investment needs in the years ahead.

[CELEBRATING OVER 50 YEARS GRAPHIC]

[PICTURE-CHARLES B. JOHNSON]
CHARLES B. JOHNSON
Chairman
Institutional Fiduciary Trust
SHAREHOLDER LETTER

SHAREHOLDER LETTER

Dear Shareholder:

We are pleased to bring you the annual report for Franklin's IFT Money Market Portfolio and Franklin U.S. Government Securities Money Market Portfolio for the fiscal year ended June 30, 2000.

The 12 months under review marked the U. S. economy's ninth year of expansion. The long-term effects of the Federal Reserve Board's (the Fed's) 1998 policies to ease global liquidity pressures fueled the U.S. economy, resulting in recent signs of inflation.

Consumer spending, which represents two-thirds of U.S. gross domestic product
(GDP), increased dramatically during the period, to its highest level in 17 years. Wage gains, record low unemployment, and the much talked-about wealth effect were key drivers to this increase. As a result, real GDP grew at a robust annualized pace of 5.4% in the first quarter of 2000, well above the Fed's long-term growth target rate of 3.0%.

Seeking to curb growth to a more sustainable level, the Fed raised the federal funds target rate a total of 150 basis points (1.50%) during the past 12 months. In March 2000, it appeared that the Fed's actions were having little effect on the strong

                                    CONTENTS

Shareholder Letter                    1

Fund Reports

  Franklin's IFT
  Money Market Portfolio              4

  Franklin U.S. Government
  Securities Money Market
  Portfolio                           6

Financial Highlights &
Statement of Investments              8

Financial Statements                 12

Notes to Financial Statements        15

Independent
Auditor's Report                     17

                                 FUND CATEGORY

                               [PYRAMID GRAPHIC]
economy. The majority of economic indicators pointed to an economy that was on the verge of overheating. During the final three months of the fiscal year, however, we began to see the first signs of a much-needed economic slowdown. Consumer spending, housing starts, inflation as measured by the Consumer Price Index, as well as other economic indicators displayed some signs of a slowing economy.

Looking forward, we are optimistic that the economy will continue to moderate, but are nonetheless concerned about inflation and the level of interest rates. Although many people anticipate a slowdown and a soft landing, we believe it is really too early to tell. Numerous Fed governors have cautioned against jumping to any conclusions, and have advised waiting for more data that would confirm the slowdown or spark further tightening. Therefore, we will closely watch economic reports to help anticipate future Fed actions.

We continue to invest the funds' assets in only the highest quality money market securities. Consistent with the funds' objectives of providing shareholders with a higher quality and conservative investment vehicle, we do not invest the funds' cash in derivatives or other potentially volatile securities that we believe involve undue risk.

Please remember, this discussion reflects our views and opinions, as well as the portfolio holdings, as of June 30, 2000, the end of the reporting period. Market and economic conditions, however, are changing constantly, which can be expected to affect our strategies and the funds' portfolio compositions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.

We appreciate your support, welcome new shareholders and look forward to serving your investment needs in the years ahead.

Sincerely,
/s/ Charles B. Johnson

Charles B. Johnson
Chairman
Franklin's Institutional Fiduciary Trust

FRANKLIN'S
IFT MONEY MARKET PORTFOLIO

THE MONEY MARKET PORTFOLIO
Portfolio Composition
6/30/00

[PIE CHART]

Commercial Paper           49.6%

Certificates of Deposit    29.4%

Repurchase Agreements      14.9%

Bank Notes                  5.5%

Other Assets                0.6%



Franklin's IFT Money Market Portfolio (the Fund) seeks to provide a high level of current income, consistent with capital preservation and liquidity. The Fund invests all of its assets in shares of The Money Market Portfolio (the Portfolio), which has the same investment objective as the Fund's. The Portfolio, in turn, invests in various money market instruments such as:

-        U.S. government and federal agency obligations(1)

-        Certificates of deposit

-        Bank notes

-        High grade commercial paper

-        High grade short-term corporate obligations

-        Repurchase agreements collateralized by U.S. government securities(1)

The Portfolio's composition as a percentage of total investments on June 30, 2000, is shown to the left.

1. U.S. government securities owned or held under repurchase agreements by the Portfolio, but not shares of Franklin's IFT Money Market Portfolio, are guaranteed by the U.S. government as to the timely payment of principal and interest.

PERFORMANCE SUMMARY

Reflecting the rise in short term interest rates during the reporting period, the Fund's seven-day effective yield rose from 4.72% as of June 30, 1999 to 6.52% as of June 30, 2000. The average weighted maturity as of June 30, 2000 was 59 days, compared to 57 days as of June 30, 1999.

FRANKLIN'S IFT MONEY MARKET PORTFOLIO
Total Returns vs.
Lipper Institutional Money Market Funds Index(2)
Periods Ended June 30, 2000


[BAR GRAPH]

                            One-Year       Three-Year      Five-Year     Ten-Year
                            --------       ----------      ---------     --------
Franklin's IFT Money
  Market Portfolio            5.54%          17.02%         30.21%        64.79%

Lipper Institutional
  Money Market Funds Index    5.51%          16.79%         29.68%        63.59%




FRANKLIN'S
IFT MONEY MARKET PORTFOLIO
Period Ended June 30, 2000

Seven-day current yield(3)                   6.32%

Seven-day effective yield(3)                 6.52%

Average Weighted Maturity                 59 days

2. Source for Lipper Institutional Money Market Funds Index is Lipper Analytical Services, Inc. As of June 30, 2000, there were 210 funds in the institutional money market funds category. This index is unmanaged, and one cannot invest directly in an index. Total return calculations show the change in the value of an investment over the periods indicated and assume reinvestment of dividends and capital gains, if any, at net asset value.

3. Annualized and effective yields are for the 7-day period shown and reflect fluctuations in interest rates on Portfolio investments and Fund expenses.

Franklin Advisers, Inc., the Fund's administrator and manager of the underlying portfolio, agreed in advance to waive a portion of its management fees and make payments of certain other expenses to limit total operating expenses to no more than 0.35% per annum of average net assets. Without these reductions, the Fund's current and effective 7-day yields for the period would have been 6.24% and 6.43%, respectively. Franklin Advisers, Inc. may discontinue these arrangements at any time, upon notice to the Fund's Board of Trustees.

Past performance does not guarantee future results.                           5

U.S. GOVERNMENT SECURITIES
MONEY MARKET PORTFOLIO

 Portfolio Composition
 6/30/00
          [PIE CHART]

 Repurchase Agreements     82.4%
 U.S. Treasury Notes       17.3%
 Other Assets               0.3%


FRANKLIN U.S. GOVERNMENT
SECURITIES MONEY MARKET PORTFOLIO

The Franklin U.S. Government Securities Money Market Portfolio (the Fund) seeks to provide a high level of current income, consistent with capital preservation and liquidity. It pursues its objective by investing all of its assets in shares of the U.S. Government Securities Money Market Portfolio (the Portfolio), which has an investment objective identical to the Fund's. The Portfolio, in turn, invests primarily in repurchase agreements collateralized by U.S. government securities, and in marketable securities issued or guaranteed by the U.S. government, its agencies and instrumentalities.(4) The Portfolio's composition as of June 30, 2000, is shown to the left.

Franklin Templeton provides extended times for placing trades in the Franklin U.S. Government Securities Money Market Portfolio. Investors may purchase and redeem shares each business day, up to 4:30 p.m. Eastern time (1:30 p.m. Pacific time). This feature gives our shareholders the opportunity to invest monies received late in the day and earn same-day dividends, rather than allow the money to remain idle overnight or over a weekend. When purchasing shares of the Fund, investors may also request next-day settlement exchanges to other money market funds in the Trust.(5)

4. U.S. government securities owned by the Portfolio or held under repurchase agreements, but not shares of the Franklin U.S. Government Securities Money Market Portfolio, are guaranteed by the U.S. government as to the timely payment of principal and interest.

5. The exchange program may be modified or discontinued by the Fund. Certain funds do not permit timing accounts or there may be certain restrictions, as detailed in each fund's prospectus.

PERFORMANCE SUMMARY

Reflecting the rise in short term interest rates, the Fund's seven-day effective yield rose during the reporting period, from 4.57% as of June 30, 1999 to 6.29% as of June 30, 2000. The average weighted maturity was 30 days as of June 30, 2000, compared to 36 days as of June 30, 1999.

FRANKLIN U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO
Total Returns vs.
Lipper Institutional U.S. Government Market Funds Index(6)
Period Ended June 30, 2000

[BAR GRAPH]

                            One-Year       Three-Year      Five-Year     Ten-Year
                            --------       ----------      ---------     --------
Franklin U.S.
Government Securities
Money Market Portfolio       5.27%          16.41%          29.28%         62.53%

Lipper Institutional
U.S. Government Market
Funds Index                  5.10%          15.63%          27.81%         60.22%


FRANKLIN U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO
Period Ended June 30, 2000

Seven-day current yield(7)                          6.10%

Seven-day effective yield(7)                        6.29%

Average Weighted Maturity                         30 days

6. Source for Lipper Institutional U.S. Government Market Funds Index is
Lipper Analytical Services, Inc. As of June 30, 2000, there were 125 funds in the institutional U.S. government money market funds category. This index is unmanaged, and one can not invest directly in an index. Total return calculations show the change in the value of an investment over the periods indicated and assume reinvestment of dividends and capital gains, if any, at net asset value.

7. Annualized and effective yields are for the 7-day period shown and reflect fluctuations in interest rates on Portfolio investments and Fund expenses.

Franklin Advisers, Inc., the Fund's administrator and manager of the underlying portfolio, agreed in advance to waive a portion of its management fees and make payments of certain other expenses to limit total operating expenses to no more than 0.35% per annum of average net assets. Without these reductions, the Fund's current and effective 7-day yields for the period would have been 5.99% and 6.17%, respectively. Franklin Advisers, Inc. may discontinue these arrangements at any time, upon notice to the Fund's Board of Trustees.

Past performance does not guarantee future results.                            7

INSTITUTIONAL FIDUCIARY TRUST
Financial Highlights

MONEY MARKET PORTFOLIO


                                                                                                  YEAR ENDED JUNE 30,
                                                ----------------------------------------------------------------------------------
                                                       2000              1999             1998           1997           1996
                                                ----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year               $     1.00         $     1.00         $   1.00       $   1.00       $   1.00
                                                ----------------------------------------------------------------------------------
Income from investment operations
  - net investment income                              .054               .049             .054           .053           .055
Less distributions from net investment income         (.054)             (.049)           (.054)         (.053)         (.055)
                                                ----------------------------------------------------------------------------------
Net asset value, end of year                     $     1.00         $     1.00         $   1.00       $   1.00       $   1.00
                                                ==================================================================================
Total return(a)                                        5.54%              5.02%            5.58%          5.42%          5.61%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's)                  $1,010,170         $1,289,010         $175,881       $185,088       $341,295
Ratios to average net assets:
 Expenses(b)                                            .35%               .31%             .20%           .20%           .19%
 Expenses excluding waiver and payments
   by affiliate(b)                                      .40%               .33%             .24%           .24%           .24%
 Net investment income                                 5.48%              4.82%            5.44%          5.27%          5.45%


(a)Total return is not annualized for periods less than one year.
(b)The expense ratio includes the Fund's share of the Portfolio's allocated expenses.

8                       See notes to financial statements.

INSTITUTIONAL FIDUCIARY TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 2000

MONEY MARKET PORTFOLIO                                                           SHARES                  VALUE
--------------------------------------------------------------------------------------------------------------------
MUTUAL FUNDS 100.0%
The Money Market Portfolio (Note 1) (COST $1,010,362,054)                     1,010,362,054          $1,010,362,054
OTHER ASSETS, LESS LIABILITIES                                                                             (192,256)
                                                                                                     --------------
NET ASSETS 100.0%                                                                                    $1,010,169,798
                                                                                                     ==============

                   See notes to financial statements.                          9

INSTITUTIONAL FIDUCIARY TRUST
Financial Highlights

FRANKLIN U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO

                                                                                  YEAR ENDED JUNE 30,
                                                                ---------------------------------------------------------
                                                                   2000       1999        1998        1997       1996
                                                                ---------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year .........................    $   1.00   $    1.00   $    1.00   $    1.00   $    1.00
                                                                ---------------------------------------------------------
Income from investment operations - net investment income ..        .051        .047        .054        .052        .054
Less distributions from net investment income ..............       (.051)      (.047)      (.054)      (.052)      (.054)
                                                                ---------------------------------------------------------
Net asset value, end of year ...............................    $   1.00   $    1.00   $    1.00   $    1.00   $    1.00
                                                                =========================================================

Total return(a) ............................................        5.27%       4.82%       5.51%       5.29%       5.50%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ............................    $ 56,436   $ 111,566   $ 131,151   $ 136,705   $ 152,173
Ratios to average net assets:
 Expenses(b) ...............................................         .35%        .30%        .20%        .20%        .19%
 Expenses excluding waiver and payments by affiliate(b) ....         .43%        .34%        .26%        .26%        .26%
 Net investment income .....................................        5.08%       4.69%       5.34%       5.14%       5.44%


(a)Total return is not annualized for periods less than one year.

(b)The expense ratio includes the Fund's share of the Portfolio's allocated expenses.


10                     See notes to financial statements.

INSTITUTIONAL FIDUCIARY TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 2000



FRANKLIN U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO                                SHARES             VALUE
----------------------------------------------------------------------------------------------------------------------
MUTUAL FUNDS 100.1%
The U.S. Government Securities Money Market Portfolio (Note 1)(COST $56,482,885) ....   56,482,885       $ 56,482,885
OTHER ASSETS, LESS LIABILITIES (.1%) ................................................                         (47,081)
                                                                                                         -------------
NET ASSETS 100.0% ...................................................................                    $ 56,435,804
                                                                                                         =============



                       See notes to financial statements.                     11

INSTITUTIONAL FIDUCIARY TRUST
Financial Statements


STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2000


                                                                                   FRANKLIN U.S.
                                                                                    GOVERNMENT
                                                              MONEY MARKET       SECURITIES MONEY
                                                                PORTFOLIO        MARKET PORTFOLIO
                                                            --------------------------------------
Assets:
 Investments in securities, at value and cost ...........   $ 1,010,362,054      $     56,482,885
 Receivables from capital shares sold ...................            50,000                 1,468
                                                            --------------------------------------
      Total assets ......................................     1,010,412,054            56,484,353
                                                            --------------------------------------
Liabilities:
 Payables:
  Capital shares redeemed ...............................           177,291                    --
  Affiliates ............................................            52,224                15,558
  Professional fees .....................................            12,000                 5,000
 Distributions to shareholders ..........................               445                23,630
 Other liabilities ......................................               296                 4,361
                                                            --------------------------------------
      Total liabilities .................................           242,256                48,549
                                                            --------------------------------------
Net assets, at value ....................................   $ 1,010,169,798      $     56,435,804
                                                            ======================================
Shares outstanding ......................................     1,010,169,798            56,435,804
                                                            ======================================
Net asset value per share ...............................   $          1.00      $           1.00
                                                            ======================================



12                     See notes to financial statements.

INSTITUTIONAL FIDUCIARY TRUST
Financial Statements (continued)

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2000



                                                                                   FRANKLIN U.S.
                                                                                    GOVERNMENT
                                                              MONEY MARKET       SECURITIES MONEY
                                                                PORTFOLIO        MARKET PORTFOLIO
                                                             -------------------------------------
Investment income:
 Dividends ...............................................   $  39,753,996       $      4,111,299
                                                             -------------------------------------
Expenses:
 Administrative fees (Note 3) ............................       1,400,074                156,306
 Transfer agent fees (Note 3) ............................          11,877                 11,907
 Reports to shareholders .................................           4,261                  1,757
 Registration and filing fees ............................         193,757                 25,421
 Professional fees (Note 3) ..............................          32,020                  6,873
 Trustees' fees and expenses .............................          26,009                  4,332
 Other ...................................................           7,143                    144
                                                             -------------------------------------
      Total expenses .....................................       1,675,141                206,740
      Expenses waived/paid by affiliate (Note 3) .........        (271,507)               (50,774)
                                                             -------------------------------------
       Net expenses ......................................       1,403,634                155,966
                                                             -------------------------------------
        Net investment income ............................      38,350,362              3,955,333
                                                             -------------------------------------
Net increase in net assets resulting from operations .....   $  38,350,362       $      3,955,333
                                                             =====================================



                       See notes to financial statements.                     13

INSTITUTIONAL FIDUCIARY TRUST
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED JUNE 30, 2000 AND 1999



                                                                                        FRANKLIN U.S. GOVERNMENT SECURITIES
                                                          MONEY MARKET PORTFOLIO               MONEY MARKET PORTFOLIO
                                                   -------------------------------------------------------------------------
                                                         2000               1999              2000               1999
                                                   -------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income .........................  $    38,350,362    $    13,473,371   $      3,955,333   $      6,469,392
 Distributions to shareholders from
  net investment income .........................      (38,350,362)       (13,473,371)        (3,955,333)        (6,469,392)
 Capital share transactions (Note 2) ............     (278,840,190)     1,113,128,619        (55,130,228)       (19,584,891)
                                                   -------------------------------------------------------------------------
      Net increase (decrease) in net assets           (278,840,190)     1,113,128,619        (55,130,228)       (19,584,891)
Net assets (there is no undistributed net
 investment income at beginning or end of year):
  Beginning of year .............................    1,289,009,988        175,881,369        111,566,032        131,150,923
                                                   -------------------------------------------------------------------------
  End of year ...................................  $ 1,010,169,798    $ 1,289,009,988   $     56,435,804   $    111,566,032
                                                   =========================================================================



14                     See notes to financial statements.

INSTITUTIONAL FIDUCIARY TRUST
Notes to Financial Statements


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Institutional Fiduciary Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of three separate series (the Funds). All Funds included in this report are diversified. The investment objective of the Funds included in this report is to seek high current income consistent with the preservation of capital and liquidity.

The Institutional Fiduciary Trust Money Market Portfolio (Money Market Fund) and the Franklin U.S. Government Securities Money Market Portfolio (U.S. Government
Fund) invest substantially all of their assets in The Money Market Portfolio and The U.S. Government Securities Money Market Portfolio (the Portfolios), respectively. The Portfolios are registered under the Investment Company Act of 1940 as diversified, open-end investment companies having the same investment objectives as the Funds'. The financial statements of the Portfolios, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Funds' financial statements.

The following summarizes the Funds' significant accounting policies.

a. SECURITY VALUATION:

The Money Market Fund and the U.S. Government Fund hold Portfolio shares that are valued at their proportionate interest in the net asset values of The Money Market Portfolio and The U.S. Government Securities Money Market Portfolio, respectively. At June 30, 2000, the Money Market Fund owns 24.56% of The Money Market Portfolio and the U.S. Government Fund owns 25.44% of The U.S. Government Securities Money Market Portfolio.

b. INCOME TAXES:

No provision has been made for income taxes because each Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

c. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Income and estimated expenses are accrued daily. Dividends from net investment income and capital gains or losses are normally declared daily. Such distributions are reinvested in additional shares of the Funds.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

d. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

INSTITUTIONAL FIDUCIARY TRUST
Notes to Financial Statements (continued)


2. SHARES OF BENEFICIAL INTEREST

At June 30, 2000, there were an unlimited number of shares authorized (no par value). Transactions in the Funds' shares were as follows:

                                                                                 FRANKLIN U.S.
                                                                                  GOVERNMENT
                                                             MONEY MARKET      SECURITIES MONEY
                                                              PORTFOLIO        MARKET PORTFOLIO
                                                           -------------------------------------
Year ended June 30, 2000
 Shares sold ...........................................   $ 7,525,215,799     $    195,363,342
 Shares issued in reinvestment of distributions ........        35,652,431            3,365,740
 Shares redeemed .......................................    (7,839,708,420)        (253,859,310)
                                                           -------------------------------------
 Net decrease ..........................................   $ (278,840,190)     $    (55,130,228)
                                                           =====================================
Year ended June 30, 1999
 Shares sold ...........................................   $ 3,137,711,337     $    716,692,153
 Shares issued in reinvestment of distributions ........        10,832,591            4,641,979
 Shares redeemed .......................................    (2,035,415,309)        (740,919,023)
                                                           -------------------------------------
 Net increase (decrease) ...............................   $ 1,113,128,619     $    (19,584,891)
                                                           =====================================


3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Funds are also officers and/or directors of Franklin Advisers Inc. (Advisers), Franklin/Templeton Distributors Inc. (Distributors), and Franklin/Templeton Investor Services Inc. (Investor Services), the Funds' administrative manager, principal underwriter, and transfer agent respectively, and of the Portfolios.

Shares of the Money Market Fund are offered to other investment companies managed by Advisers, or its affiliates.

At June 30, 2000, investment companies managed by Advisers or its affiliates owned 923,942,440 shares of the Money Market Fund.

The Funds pay an administrative fee to Advisers of .20% per year of the average daily net assets of each Fund.

Advisers agreed in advance to waive administrative fees as noted in the Statement of Operations.

The Funds paid transfer agent fees of $23,784 of which $5,291 was paid to Investor Services.

Included in professional fees are legal fees of $21,909 that were paid to a law firm in which a partner of that firm was an officer of the Funds.

INSTITUTIONAL FIDUCIARY TRUST
Independent Auditors' Report


TO THE BOARD OF TRUSTEES AND SHAREHOLDERS
OF INSTITUTIONAL FIDUCIARY TRUST

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the funds included in this report constituting part of the Institutional Fiduciary Trust (hereafter referred to as the "Funds") at June 30, 2000, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2000, by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

San Francisco, California
August 3, 2000

THE MONEY MARKET PORTFOLIOS
Financial Highlights


THE MONEY MARKET PORTFOLIO

                                                                                       YEAR ENDED JUNE 30,
                                                             ---------------------------------------------------------------------
                                                                 2000           1999          1998          1997          1996
                                                             ---------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year                           $       1.00   $      1.00   $      1.00   $      1.00   $      1.00
                                                             ---------------------------------------------------------------------
Income from investment operations - net investment income            .056          .051          .055          .053          .055
Less distributions from net investment income                       (.056)        (.051)        (.055)        (.053)        (.055)
                                                             ---------------------------------------------------------------------
Net asset value, end of year                                 $       1.00   $      1.00   $      1.00   $      1.00   $      1.00
                                                             ---------------------------------------------------------------------

Total return(a)                                                      5.75%         5.18%         5.64%         5.47%         5.66%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's)                              $  4,144,043   $ 3,672,404   $ 2,043,629   $ 1,773,546   $ 1,550,085
Ratios to average net assets:
 Expenses                                                             .15%          .15%          .15%          .15%          .15%
 Expenses excluding waiver and payments by affiliate                  .16%          .15%          .16%          .16%          .16%
 Net investment income                                               5.65%         5.04%         5.50%         5.34%         5.50%


(a)Total return is not annualized for periods less than one year.


18                     See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
STATEMENT OF INVESTMENTS, JUNE 30, 2000



                                                                                               PRINCIPAL
   THE MONEY MARKET PORTFOLIO                                                                    AMOUNT                  VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   BANK NOTES 5.5%
   Bank of America NT & SA, 6.29% - 6.77%, 8/01/00 - 8/18/00 .............................  $  155,000,000          $  155,000,328
   Wachovia Bank NA, North Carolina Branch, 6.20%, 7/27/00 - 7/28/00 .....................      70,000,000              70,000,253
                                                                                                                    --------------
   TOTAL BANK NOTES (COST $225,000,581) ..................................................                             225,000,581
                                                                                                                    --------------
   CERTIFICATES OF DEPOSIT 29.4%
   ABN-AMRO Bank NV, Chicago Branch, 5.69% - 5.91%, 7/10/00 - 8/10/00 ....................      80,000,000              79,997,903
   Bank of Nova Scotia, Portland Branch, 6.68% , 9/20/00 - 9/21/00 .......................      50,000,000              50,000,000
   Barclays Bank PLC, New York Branch, 5.90%, 10/02/00 ...................................      25,000,000              24,930,771
   Bayerische Vereinsbank, New York Branch, 6.70% - 6.71%, 9/05/00 - 9/07/00 .............      50,000,000              50,000,405
   Commerzbank AG, New York Branch, 6.09% - 6.15%, 7/11/00 - 7/14/00 .....................     140,000,000             140,000,438
   Credit Agricole Indosuez, New York Branch, 6.76% - 7.10%, 4/11/01 - 6/15/01 ...........     135,000,000             134,989,937
   Credit Communal De Belgique, New York Branch, 7.075% - 7.25%, 5/03/01- 5/09/01 ........      60,000,000              60,006,117
   Den Danske Bank, New York Branch, 6.23%, 7/31/00 ......................................      35,000,000              35,000,859
   Deutsche Bank AG, New York Branch, 6.69% - 6.70%, 9/18/00 - 9/29/00 ...................      99,900,000              99,902,209
   Dexia Bank, New York Branch, 7.105%, 6/18/01 ..........................................      25,000,000              24,998,806
   Dresdner Bank AG, New York Branch, 6.09% - 6.70%, 7/06/00 - 9/28/00 ...................      75,000,000              75,000,682
   Lloyds Bank PLC, New York Branch, 6.21% - 6.25%, 7/20/00 - 7/24/00 ....................      65,000,000              64,999,969
   Royal Bank of Canada, New York Branch, 5.70% - 6.48%, 7/03/00 - 1/16/01 ...............      95,000,000              94,985,347
   Societe Generale, New York Branch, 6.26%, 7/24/00 - 7/28/00 ...........................      75,000,000              75,000,000
   Svenska Handelsbanken, New York Branch, 6.75%, 8/24/00 - 8/25/00 ......................      50,000,000              50,000,745
   Toronto Dominion Bank, New York Branch, 6.30% - 7.16%, 8/01/00 - 6/08/01 ..............     125,000,000             124,993,135
   UBS AG, New York Branch, 7.08%, 6/22/01 ...............................................      24,990,544              24,990,544
                                                                                                                    --------------
   TOTAL CERTIFICATES OF DEPOSIT (COST $1,209,797,867) ...................................                           1,209,797,867
                                                                                                                    --------------
(a)COMMERCIAL PAPER 49.6%
   Abbey National North America Corp., 6.00% , 7/17/00 ...................................      35,000,000              34,906,667
   American Express Credit Corp., 6.6937% - 6.88%, 7/03/00 - 9/08/00 .....................     205,000,000             204,950,311
   Archer Daniels Midland Co., 6.55%, 9/14/00 ............................................      20,000,000              19,727,083
   Asset Securitization Cooperative Corp., 144A, 6.57% - 6.60%, 8/28/00 - 10/04/00 .......     150,000,000             148,032,945
   Bank of Nova Scotia, 6.60%, 9/07/00 ...................................................      25,000,000              24,688,333
   Canadian Imperial Holdings Inc., 6.59% - 6.60%, 9/08/00 - 9/27/00 .....................      75,000,000              73,882,882
   Ciesco LP, 6.35% - 6.64%, 7/05/00 - 8/15/00 ...........................................      95,000,000              94,550,229
   Coca-Cola Co., 6.06% - 6.55%, 7/18/00 - 8/31/00 .......................................     155,000,000             154,129,299
   Commonwealth Bank of Australia, 6.11%, 7/26/00 ........................................      35,000,000              34,851,493
   Delaware Funding Corp., 144A, 6.65%, 8/23/00 ..........................................      25,000,000              24,755,243
   Den Danske Corp. Inc., 6.40% - 6.59%, 7/31/00 - 9/11/00 ...............................      38,313,000              37,912,497
   Dupont de Nemours Co., 6.09% - 6.11%, 7/25/00 - 8/11/00 ...............................     105,000,000             104,394,558
   General Electric Capital Corp., 6.39% - 6.62%, 8/03/00 - 12/12/00 .....................     130,000,000             127,849,814
   Halifax Building Society Ltd., 6.58%, 9/25/00 .........................................      25,000,000              24,607,028
   International Lease Finance Corp., 6.53% - 6.57%, 8/21/00 - 9/12/00 ...................      96,485,000              95,468,270
   J.P. Morgan & Co. Inc., 6.60%, 9/12/00 ................................................      25,000,000              24,665,417
   Merrill Lynch & Co. Inc., 6.55% - 6.63%, 8/14/00 - 8/25/00 ............................      75,000,000              74,301,618
   Morgan Stanley Dean Witter & Co., 6.57% - 6.65%, 8/07/00 - 9/05/00 ....................     155,000,000             153,622,460
   National Australia Funding (DE) Inc., 6.57%, 9/15/00 ..................................      25,000,000              24,653,250
   National Rural Utilities Cooperative Finance Corp., 6.58% - 6.63%, 8/10/00 - 8/18/00 ..      75,000,000              74,379,826
   Rabobank Nederland NV, 6.92%, 7/05/00 .................................................     190,000,000             189,853,912
   Salomon Smith Barney Holdings Inc., 6.15% - 6.64%, 7/10/00 - 8/11/00 ..................     165,000,000             164,514,089

THE MONEY MARKET PORTFOLIOS
STATEMENT OF INVESTMENTS, JUNE 30, 2000



                                                                                              PRINCIPAL
   THE MONEY MARKET PORTFOLIO                                                                   AMOUNT                   VALUE
-----------------------------------------------------------------------------------------------------------------------------------
(a)COMMERCIAL PAPER (CONT.)
   Schering Corp., 5.94% - 6.15%, 7/06/00 - 8/08/00 ......................................  $   47,000,000         $    46,762,893
   Svenska Handelsbanken Inc., 6.155% - 6.60%, 7/28/00 - 9/22/00 .........................      85,000,000              84,142,917
                                                                                                                   ---------------
   TOTAL COMMERCIAL PAPER (COST $2,041,603,034) ..........................................                           2,041,603,034
                                                                                                                   ---------------
   U.S. GOVERNMENT AGENCY SECURITIES
   Federal Home Loan Mortgage Corp., 6.44%, 9/14/00 ......................................          60,000                  59,195
   Fannie Mae, 6.47%, 9/21/00 ............................................................         100,000                  98,526
                                                                                                                   ---------------
   TOTAL U.S. GOVERNMENT AGENCY SECURITIES (COST $157,721) ...............................                                 157,721
                                                                                                                   ---------------
   TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS (COST $3,476,559,203) ..................                           3,476,559,203
                                                                                                                   ---------------
(b)REPURCHASE AGREEMENTS 14.9%
   Barclays Capital Inc., 6.60%, 7/03/00 (Maturity Value $200,110,000) ...................     200,000,000             200,000,000
    Collateralized by U.S. Treasury Notes
   J.P. Morgan Securities Inc., 6.50%, 7/03/00 (Maturity Value $107,423,156) .............     107,365,000             107,365,000
    Collateralized by U.S. Treasury Notes
   Morgan Stanley & Co., 6.50%, 7/03/00 (Maturity Value $107,423,156) ....................     107,365,000             107,365,000
    Collateralized by U.S. Treasury Notes
   UBS Warburg, 6.70%, 7/03/00 (Maturity Value $200,111,667) .............................     200,000,000             200,000,000
    Collateralized by U.S. Treasury Notes
                                                                                                                   ---------------
   TOTAL REPURCHASE AGREEMENTS (COST $614,730,000) .......................................                             614,730,000
                                                                                                                   ---------------
   TOTAL INVESTMENTS (COST $4,091,289,203) 99.4% .........................................                           4,091,289,203
   OTHER ASSETS, LESS LIABILITIES .6% ....................................................                              22,753,837
                                                                                                                   ---------------
   NET ASSETS 100.0% .....................................................................                         $ 4,114,043,040
                                                                                                                   ================



(a)Securities are traded on a discount basis; the rates shown are the discount rates at the time of purchase by the Portfolio.
(b)See note 1(b) regarding repurchase agreements.


20                   See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
Financial Highlights

THE U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO

                                                                                       YEAR ENDED JUNE 30,
                                                              ------------------------------------------------------------------
                                                                  2000          1999          1998          1997         1996
                                                              ------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year                            $     1.00    $     1.00    $     1.00    $     1.00   $     1.00
                                                              ------------------------------------------------------------------
Income from investment operations - net investment income           .054          .049          .054          .052         .054
Less distributions from net investment income                      (.054)        (.049)        (.054)        (.052)       (.054)
                                                              ------------------------------------------------------------------
Net asset value, end of year                                  $     1.00    $     1.00    $     1.00    $     1.00   $     1.00
                                                              ------------------------------------------------------------------

Total return(a)                                                     5.48%         4.97%         5.53%         5.34%        5.55%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's)                               $  221,993    $  258,458    $  263,226    $  285,629   $  285,701
Ratios to average net assets:
 Expenses                                                            .15%          .15%          .15%          .15%         .15%
 Expenses excluding waiver and payments by affiliate                 .16%          .15%          .16%          .16%         .17%
 Net investment income                                              5.36%         4.84%         5.40%         5.20%        5.45%



(a)Total return is not annualized for periods less than one year.


                       See notes to financial statements.                     21

THE MONEY MARKET PORTFOLIOS
STATEMENT OF INVESTMENTS, JUNE 30, 2000


                                                                                                  PRINCIPAL
   THE U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO                                            AMOUNT                VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   GOVERNMENT SECURITIES 17.3%
   U.S. Treasury Notes, 5.125%, 8/31/00 ......................................................   $ 10,000,000        $   9,993,585
   U.S. Treasury Notes, 6.25%, 8/31/00 .......................................................      3,500,000            3,503,503
   U.S. Treasury Notes, 4.00%, 10/31/00 ......................................................      5,000,000            4,963,877
   U.S. Treasury Notes, 4.625%, 11/30/00 .....................................................      5,000,000            4,972,439
   U.S. Treasury Notes, 5.375%, 2/15/01 ......................................................      5,000,000            4,967,729
   U.S. Treasury Notes, 7.75%, 2/15/01 .......................................................      5,000,000            5,039,338
   U.S. Treasury Notes, 6.25%, 4/30/01 .......................................................      5,000,000            4,974,515
                                                                                                                     --------------
   TOTAL GOVERNMENT SECURITIES (COST $38,414,986) ............................................                          38,414,986
                                                                                                                     --------------
(b)REPURCHASE AGREEMENTS 82.4%
   Banc of America Securities LLC, 6.60%, 7/03/00 (Maturity Value $9,004,950) ................      9,000,000            9,000,000
    Collateralized by U.S. Treasury Notes
   Barclays Capital Inc., 6.45%, 7/03/00 (Maturity Value $9,004,838) .........................      9,000,000            9,000,000
    Collateralized by U.S. Treasury Notes
   Bear, Stearns & Co. Inc., 6.50%, 7/03/00 (Maturity Value $9,004,875) ......................      9,000,000            9,000,000
    Collateralized by U.S. Treasury Bills
   Dresdner Kleinwort Benson, North America LLC, 6.40%, 7/03/00 (Maturity Value $9,004,800) ..      9,000,000            9,000,000
    Collateralized by U.S. Treasury Bills
   Goldman, Sachs & Co., 6.38%, 7/03/00 (Maturity Value $9,004,785) ..........................      9,000,000            9,000,000
    Collateralized by U.S. Treasury Bond
   Greenwich Capital Markets Inc., 6.50%, 7/03/00 (Maturity Value $9,004,875) ................      9,000,000            9,000,000
    Collateralized by U.S. Treasury Notes
   J.P. Morgan Securities Inc., 6.40%, 7/03/00 (Maturity Value $21,001,195) ..................     20,990,000           20,990,000
    Collateralized by U.S. Treasury Notes
   J.P. Morgan Securities Inc., 6.50%, 7/03/00 (Maturity Value $30,016,250) ..................     30,000,000           30,000,000
    Collateralized by U.S. Treasury Notes
   Merrill Lynch Government Securities Inc., 6.25%, 7/03/00 (Maturity Value $9,004,688) ......      9,000,000            9,000,000
    Collateralized by U.S. Treasury Notes
   Morgan Stanley & Co. Inc., 6.50%, 7/03/00 (Maturity Value $21,001,370) ....................     20,990,000           20,990,000
    Collateralized by U.S. Treasury Notes
   Morgan Stanley & Co. Inc., 6.50%, 7/03/00 (Maturity Value $30,016,250) ....................     30,000,000           30,000,000
    Collateralized by U.S. Treasury Notes
   Nesbitt Burns Securities Inc., 6.55%, 7/03/00 (Maturity Value $9,004,913) .................      9,000,000            9,000,000
    Collateralized by U.S. Treasury Notes
   UBS Warburg, 6.50%, 7/03/00 (Maturity Value $9,004,875) ...................................      9,000,000            9,000,000
    Collateralized by U.S. Treasury Notes
                                                                                                                     --------------
   TOTAL REPURCHASE AGREEMENTS (COST $182,980,000) ...........................................                          182,980,000
                                                                                                                     --------------
   TOTAL INVESTMENTS (COST $221,394,986) 99.7% ...............................................                          221,394,986

   OTHER ASSETS, LESS LIABILITIES .3% ........................................................                              597,959
                                                                                                                     --------------
   NET ASSETS 100.0% .........................................................................                       $  221,992,945
                                                                                                                     ==============



(b)See note 1(b) regarding repurchase agreements.


22                     See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2000

                                                                                THE U.S.
                                                                               GOVERNMENT
                                                           THE                 SECURITIES
                                                        MONEY MARKET           MONEY MARKET
                                                          PORTFOLIO            PORTFOLIO
                                                      -------------------------------------
Assets:
 Investments in securities, at value and cost ..      $3,476,559,203         $   38,414,986
 Repurchase agreements, at value and cost ......         614,730,000            182,980,000
 Cash ..........................................               3,236                  9,578
 Interest receivable ...........................          23,833,771                630,227
                                                      -------------------------------------
      Total assets .............................       4,115,126,210            222,034,791
                                                      -------------------------------------
Liabilities:
 Payables:
  Affiliates ...................................             449,624                 29,821
  Professional fees ............................              30,000                 10,000
 Distribution to shareholders ..................             576,601                    113
 Other liabilities .............................              26,945                  1,912
                                                      -------------------------------------
      Total liabilities ........................           1,083,170                 41,846
                                                      -------------------------------------
Net assets, at value ...........................      $4,114,043,040         $  221,992,945
                                                      =====================================
Shares outstanding .............................       4,114,043,040            221,992,945
                                                      =====================================
Net asset value per share ......................      $         1.00         $         1.00
                                                      =====================================

                       See notes to financial statements.                    23

THE MONEY MARKET PORTFOLIOS
Financial Statements (continued)

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2000

                                                                                       THE U.S.
                                                                                      GOVERNMENT
                                                                    THE               SECURITIES
                                                               MONEY MARKET          MONEY MARKET
                                                                PORTFOLIO             PORTFOLIO
                                                             ------------------------------------
Investment income:
 Interest ............................................       $ 206,206,553          $  13,671,482
                                                             ------------------------------------
Expenses:
 Management fees (Note 3) ............................           5,343,198                376,050
 Transfer agent fees (Note 3) ........................              32,576                  2,250
 Custodian fees ......................................              39,041                  2,437
 Reports to shareholders .............................               6,133                    569
 Professional fees (Note 3) ..........................              56,286                 12,294
 Trustees' expenses ..................................               4,167                    287
 Other ...............................................              30,011                  4,335
                                                             ------------------------------------
      Total expenses .................................           5,511,412                398,222
      Expenses waived/paid by affiliate (Note 3) .....            (164,153)               (24,664)
                                                             ------------------------------------
       Net expenses ..................................           5,347,259                373,558
                                                             ------------------------------------
        Net investment income ........................         200,859,294             13,297,924
                                                             ------------------------------------
Net realized loss from investments ...................              (9,285)                    --
                                                             ------------------------------------
Net increase in net assets resulting from operations..       $ 200,850,009          $  13,297,924
                                                             ====================================


24                       See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED JUNE 30, 2000 AND 1999

                                                                                                  THE U.S. GOVERNMENT SECURITIES
                                                           THE MONEY MARKET PORTFOLIO                 MONEY MARKET PORTFOLIO
                                                   ------------------------------------------------------------------------------
                                                           2000                 1999                  2000                 1999
                                                   ------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ........................   $   200,859,294       $   134,356,042       $    13,297,924    $    14,158,082
  Net realized gain (loss) from investments ....            (9,285)                  651                    --                 --
                                                   ------------------------------------------------------------------------------
      Net increase in net assets resulting
      from operations ..........................       200,850,009           134,356,693            13,297,924         14,158,082
 Distributions to shareholders from net
  investment income ............................      (200,850,009)(a)      (134,356,693)(b)       (13,297,924)       (14,158,082)
 Capital share transactions (Note 2) ...........       441,639,255         1,628,774,482           (36,465,436)        (4,767,997)
                                                   ------------------------------------------------------------------------------
      Net increase (decrease) in net assets ....       441,639,255         1,628,774,482           (36,465,436)        (4,767,997)
Net assets (there is no undistributed net
 investment income at beginning or end of year):
  Beginning of year ............................     3,672,403,785         2,043,629,303           258,458,381        263,226,378
                                                   ------------------------------------------------------------------------------
  End of year ..................................   $ 4,114,043,040       $ 3,672,403,785       $   221,992,945    $   258,458,381
                                                   ==============================================================================


(a) Distributions were decreased by a net realized loss from investments of $9,285.

(b) Distributions were increased by a net realized gain from investments of $651.



                         See notes to financial statements.                  25

THE MONEY MARKET PORTFOLIOS
Notes to Financial Statements


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Money Market Portfolios (the Trust) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of two separate portfolios (the Portfolios). The shares of the Trust are issued in private placements and are exempt from registration under the Securities Act of 1933. The Portfolios seek high current income consistent with preservation of capital and liquidity.

The following summarizes the Portfolios' significant accounting policies.

a. SECURITY VALUATION:

Securities are valued at amortized cost which approximates value.

b. REPURCHASE AGREEMENTS:

The Portfolios may enter into repurchase agreements, which are accounted for as a loan by the Portfolios to the seller, collateralized by securities which are delivered to the Portfolios' custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Portfolios, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. At June 30, 2000, all outstanding repurchase agreements held by the Portfolios had been entered into on that date.

c. INCOME TAXES:

No provision has been made for income taxes because each Portfolio's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividends from net investment income and capital gains or losses are normally declared daily. Such distributions are reinvested in additional shares of the Portfolios.

Common expenses incurred by the Trust are allocated among the Portfolios based on the ratio of net assets of each Portfolio to the combined net assets. Other expenses are charged to each Portfolio on a specific identification basis.

e. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

THE MONEY MARKET PORTFOLIOS
Notes to Financial Statements (continued)

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2000, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Portfolios' shares were as follows:

                                                                                      THE U.S.
                                                               THE                  GOVERNMENT
                                                          MONEY MARKET            SECURITIES MONEY
                                                            PORTFOLIO             MARKET PORTFOLIO
                                                        ------------------------------------------
Year ended June 30, 2000
 Shares sold ..................................         $ 38,813,462,724          $  1,220,241,486
 Shares issued in reinvestment of distributions              200,275,366                13,291,931
 Shares redeemed ..............................          (38,572,098,835)           (1,269,998,853)
                                                        ------------------------------------------
 Net increase (decrease) ......................         $    441,639,255          $    (36,465,436)
                                                        ==========================================
Year ended June 30, 1999
 Shares sold ..................................         $ 13,314,265,139          $    963,424,640
 Shares issued in reinvestment of distributions              134,356,720                14,164,293
 Shares redeemed ..............................          (11,819,847,377)             (982,356,930)
                                                        ------------------------------------------
 Net increase (decrease) ......................         $  1,628,774,482          $     (4,767,997)
                                                        ==========================================

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Trust are also officers and/or directors of Franklin Advisers, Inc. (Advisers) and Franklin/Templeton Investor Services, Inc. (Investor Services), the Portfolios' investment manager and transfer agent, respectively, and of the Franklin Money Fund, the Institutional Fiduciary Trust, the Franklin Templeton Money Fund Trust, and the Franklin Federal Money Fund.

The Portfolios pay an investment management fee to Advisers of .15% per year of the average daily net assets of each Portfolio.

Advisers agreed in advance to waive management fees, as noted in the Statements of Operations.

Included in professional fees are legal fees of $11,240 that were paid to a law firm in which a partner of that firm was an officer of the Portfolios.

At June 30, 2000, the shares of The Money Market Portfolio were owned by the following funds:

                                                                                                PERCENTAGE OF
                                                                                SHARES      OUTSTANDING SHARES
                                                                            ----------------------------------
Franklin Money Fund ...............................................         2,883,392,424       70.09%
Institutional Fiduciary Trust - Money Market Portfolio ............         1,010,362,054       24.56%
Institutional Fiduciary Trust - Franklin Cash Reserves Fund .......           119,060,923        2.89%
Franklin Templeton Money Fund Trust - Franklin Templeton Money Fund           101,227,639        2.46%

THE MONEY MARKET PORTFOLIOS
Notes to Financial Statements (continued)

3. TRANSACTIONS WITH AFFILIATES (CONT.)

At June 30, 2000, the shares of The U.S. Government Securities Money Market Portfolio were owned by the following funds:

                                                                                      PERCENTAGE OF
                                                                    SHARES         OUTSTANDING SHARES
                                                                 ------------------------------------
Institutional Fiduciary Trust - Franklin U.S. Government
   Securities Money Market Portfolio ...................          56,482,885            25.44%
Franklin Federal Money Fund ............................         165,510,060            74.56%


4. INCOME TAXES

At June 30, 2000, The Money Market Portfolio had tax basis capital losses of $8,692, which may be carried over to offset future capital gains. Such losses expire in 2008.

At June 30, 2000, The Money Market Portfolio has deferred capital losses occurring subsequent to October 31, 1999 of $9,285. For tax purposes, such losses will be reflected in the year ending June 30, 2001.

THE MONEY MARKET PORTFOLIOS
Independent Auditors' Report


TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
THE MONEY MARKET PORTFOLIOS

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the portfolios constituting The Money Market Portfolios (hereafter referred to as the "Portfolios") at June 30, 2000, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

San Francisco, California
August 3, 2000

                       This page intentionally left blank.

                       This page intentionally left blank.

                       This page intentionally left blank.

LITERATURE REQUEST

For a free brochure and prospectus, which contain more complete information, including charges and expenses, call Franklin Templeton Fund Information at 1-800/DIAL BEN(R) (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

FRANKLIN TEMPLETON GROUP

GLOBAL GROWTH
Franklin Global Health Care Fund
Mutual Discovery Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton International Fund
Templeton Latin America Fund
Templeton Pacific Growth Fund
Templeton World Fund

GLOBAL GROWTH AND INCOME

Franklin Global Communications Fund
Mutual European Fund
Templeton Global Bond Fund

GLOBAL INCOME

Franklin Global Government Income Fund
Franklin Templeton Global Currency Fund
Franklin Templeton Hard Currency Fund

GROWTH

Franklin Aggressive Growth Fund
Franklin Biotechnology Discovery Fund(1)
Franklin Blue Chip Fund
Franklin California Growth Fund
Franklin DynaTech Fund
Franklin Equity Fund
Franklin Gold and Precious Metals Fund
Franklin Growth Fund
Franklin Large Cap Growth Fund
Franklin Small Cap Growth Fund I(2)
Franklin Small Cap Growth Fund II
Franklin Technology Fund
Franklin U.S. Long-Short Fund

GROWTH AND INCOME

Franklin Asset Allocation Fund
Franklin Balance Sheet Investment Fund
Franklin Convertible Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Rising Dividends Fund
Franklin Utilities Fund
Franklin Value Fund
Mutual Beacon Fund
Mutual Financial Services Fund
Mutual Qualified Fund
Mutual Shares Fund

FUND ALLOCATOR SERIES

Franklin Templeton Conservative Target Fund
Franklin Templeton Moderate Target Fund
Franklin Templeton Growth Target Fund

INCOME

Franklin Adjustable U.S. Government Securities Fund(3)
Franklin's AGE High Income Fund
Franklin Bond Fund
Franklin Floating Rate Trust
Franklin Short-Intermediate U.S. Government Securities Fund(3)
Franklin Strategic Income Fund
Franklin U.S. Government Securities Fund(3)
Franklin Federal Money Fund(3)
Franklin Money Fund(3)


TAX-FREE INCOME

Federal Intermediate-Term Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund
Puerto Rico Tax-Free Income Fund
Tax-Exempt Money Fund(3)

STATE-SPECIFIC TAX-FREE INCOME

Alabama
Arizona(4)
California(4)
Colorado
Connecticut
Florida(4)
Georgia
Kentucky
Louisiana
Maryland
Massachusetts(5)
Michigan(5)
Minnesota(5)
Missouri
New Jersey
New York(4)
North Carolina
Ohio(5)
Oregon
Pennsylvania
Tennessee(6)
Texas
Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance Products Trust(7)


1. As of February 18, 2000, the fund is closed to new investors with the exception of retirement plans.

2. As of April 30, 2000, the fund is closed to new investors, with the exception of retirement plans, wrap programs and Advisor Class and Class C shares.

3. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

4. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and intermediate-term and money market portfolios (CA and NY).

5.   Portfolio of insured municipal securities.

6. The fund may invest up to 100% of its assets in bonds that pay interest subject to the federal alternative minimum tax.

7. The funds of the Franklin Templeton Variable Insurance Products Trust are generally only available as investment options in variable annuity or variable life insurance contracts.

                                                                           05/00

[FRANKLIN(R) TEMPLETON(R) INVESTMENTS(TM) LOGO]


Franklin's Institutional Fiduciary Trust
777 Mariners Island Blvd., P.O. Box 7777
San Mateo, CA 94403-7777


ANNUAL REPORT

INVESTMENT MANAGER AND ADMINISTRATOR

Franklin Advisers, Inc.

DISTRIBUTOR

Franklin/Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

INSTITUTIONAL SERVICES
1-800/321-8563

For a prospectus on any Franklin Templeton fund, please contact a Franklin Templeton Institutional Services Representative, toll free, at 1-800/321-8563. A prospectus contains more complete information about a fund, including fees, charges, expenses, and risks. Be sure to read it carefully before investing or sending money.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded, and accessed. These calls can be identified by the presence of a regular beeping tone.

IFT1 A00 08/00                     [RECYCLE LOGO]      Printed on recycled paper

ANNUAL


JUNE 30, 2000


REPORT


INSTITUTIONAL FIDUCIARY TRUST

FRANKLIN CASH RESERVES FUND

[LOGO]
FRANKLIN(R) TEMPLETON(R)
INVESTMENTS

[50TH ANNIVERSARY SEAL]


Thank you for investing with Franklin Templeton. We encourage our investors to maintain a long-term perspective and remember that all securities markets move both up and down, as do portfolio share prices. We appreciate your past support and look forward to serving your investment needs in the years ahead.




[PHOTO OF CHARLES B. JOHNSON]
CHARLES B. JOHNSON
Chairman
Institutional Fiduciary Trust

SHAREHOLDER LETTER


Your Fund's Goal: The Franklin Cash Reserves Fund seeks a high level of current income, consistent with liquidity and preservation of capital. The Fund invests all of its assets in the shares of The Money Market Portfolio (the Portfolio), which has the same investment objective. The Fund attempts to maintain a stable net asset value of $1.00 per share, although there is no guarantee that it will accomplish this goal.(1)


Dear Shareholder:

We are pleased to bring you the annual report for the Franklin Cash Reserves Fund for the fiscal year ended June 30, 2000.

The 12 months under review marked the U. S. economy's ninth year of expansion. The long-term effects of the Federal Reserve Board's (the Fed's) 1998 policies to ease global liquidity pressures fueled the U.S. economy, resulting in recent signs of inflation.

Consumer spending, which represents two-thirds of U.S. gross domestic product
(GDP), increased dramatically during the period, to its highest level in 17 years. Wage gains, record low unemployment, and the much talked-about wealth effect were key drivers to this increase. As a result,



(1.) An investment in Franklin Cash Reserves Fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution. There is no assurance that the $1.00 share price will be maintained.



CONTENTS


Shareholder Letter             1

Franklin
Cash Reserves Fund             4

Financial Highlights &
Statement of Investments       6

Financial Statements           8

Notes to
Financial Statements          11

Independent
Auditors' Report              13




FUND CATEGORY
[GRAPHIC OF PYRAMID]
real GDP grew at a robust annualized pace of 5.4% in the first quarter of 2000, well above the Fed's long-term growth target rate of 3.0%.

Seeking to curb growth to a more sustainable level, the Fed raised the federal funds target rate a total of 150 basis points (1.50%) during the past 12 months. In March 2000, it appeared that the Fed's actions were having little effect on the strong economy. The majority of economic indicators pointed to an economy that was on the verge of overheating. During the final three months of the fiscal year, however, we began to see the first signs of a much-needed economic slowdown. Consumer spending, housing starts, inflation as measured by the Consumer Price Index, as well as other economic indicators displayed some signs of a slowing economy.

Looking forward, we are optimistic that the economy will continue to moderate, but are nonetheless concerned about inflation and the level of interest rates. Although many people anticipate a slowdown and a soft landing, we believe it is really too early to tell. Numerous Fed governors have cautioned #against jumping to any conclusions, and have advised waiting for more data that would confirm the slowdown or spark further tightening. Therefore, we will closely watch economic reports to help anticipate future Fed actions.

We continue to invest the Portfolio's assets in only the highest quality money market securities. For example, on June 30, 2000, more than 75% of the securities purchased for the Portfolio carried a AA or higher long-term credit rating by Standard & Poor's(R) and Moody's, two independent credit rating agencies, with the balance rated A.(2) Consistent with the Fund's objective of providing shareholders with a higher quality and conservative investment vehicle, we do not invest the Portfolio's cash in derivatives or other potentially volatile securities that we believe involve undue risk.

Please remember that this discussion reflects our views and opinions, as well as the portfolio holdings, as of June 30, 2000, the end of the reporting period. Market and economic conditions, however, are changing constantly, which can be expected to affect our strategies and the fund's portfolio composition. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.

We appreciate your support, welcome new shareholders and look forward to serving your investment needs in the years ahead.


Sincerely,

/S/ C. B. Johnson

Charles B. Johnson
Chairman
Franklin's Institutional Fiduciary Trust



(2.) This does not indicate a rating of the fund.

THE MONEY MARKET PORTFOLIO

[PIE CHART GRAPHIC]
Portfolio Composition
6/30/00
     Commercial Paper 49.6%
     Certificates of Deposit 29.4%
     Repurchase Agreements 14.9%
     Bank Notes 5.5%
     Other Assets 0.6%


FRANKLIN CASH RESERVES FUND


The Franklin Cash Reserves Fund's investment objective is to provide high current income, consistent with capital preservation and liquidity. The Fund invests all of its assets in shares of The Money Market Portfolio (the Portfolio), which has the same investment objective as the Fund's. The Portfolio, in turn, invests in various money market instruments such as:


- U.S. government and federal agency obligations(3)
- Certificates of deposit
- Bank notes
- High grade commercial paper
- High grade short-term corporate obligations
- Repurchase agreements collateralized by U.S. government securities(3)


The Portfolio's composition as a percentage of total investments on June 30, 2000, is shown to the left.



(3.) U.S. government securities owned by the Portfolio or held under repurchase agreements, but not shares of the Franklin Cash Reserves Fund, are guaranteed by the U.S. government as to the timely payment of principal and interest.

You will find a complete listing of the Fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page 7 of this report.

PERFORMANCE SUMMARY

Reflecting the increase in short-term interest rates, the fund's seven-day effective yield rose during the reporting period from 4.02% on June 30, 1999, to 5.99% on June 30, 2000. The average weighted maturity as of June 30, 2000 was 59 days, compared to 57 days as of June 30, 1999.


FRANKLIN CASH RESERVES FUND

[BAR GRAPH]

FRANKLIN CASH RESERVES FUND
Total Returns vs. Lipper Institutional Money Market Funds Index(4) Periods Ended June 30, 2000

                               One-Year           Three-Year          Five-Year
Franklin Cash Reserves Fund      5.07%              15.58%              27.98%
Lipper Institutional Money
Market Funds Index               5.51%              16.79%              29.68%

FRANKLIN CASH
RESERVES FUND
Period Ended June 30, 2000

Seven-day current yield(5)      5.82%

Seven-day effective yield(5)    5.99%

Average Weighted Maturity       59 days


(4.) Source for Lipper Institutional Money Market Funds Index is Lipper Analytical Services, Inc. As of June 30, 2000, there were 210 funds in the institutional money market funds category. This index is unmanaged, and one cannot invest directly in an index. Total return calculations show the change in the value of an investment over the periods indicated and assume reinvestment of dividends and capital gains, if any, at net asset value.

(5.) Annualized and effective yields are for the 7-day period shown and reflect fluctuations in interest rates on Portfolio investments and Fund expenses.



              Past performance does not guarantee future results.              5

INSTITUTIONAL FIDUCIARY TRUST
FRANKLIN CASH RESERVES FUND

Financial Highlights


                                                                                         YEAR ENDED JUNE 30,
                                                                                         -------------------
                                                                  2000           1999           1998           1997          1996
                                                                  ----           ----           ----           ----          ----
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ......................         $1.00          $1.00          $1.00          $1.00         $1.00
                                                               -------------------------------------------------------------------
Income from investment operations - net investment
  income ................................................          .049           .044           .051           .050          .052
Less distributions from net investment income ...........         (.049)         (.044)         (.051)         (.050)        (.052)
                                                               -------------------------------------------------------------------
Net asset value, end of year ............................         $1.00          $1.00          $1.00          $1.00         $1.00
                                                               ===================================================================

Total return(a) .........................................          5.07%          4.49%          5.28%          5.11%         5.35%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .........................      $117,081       $135,390       $119,585        $76,510       $30,381
Ratios to average net assets:
 Expenses(b) ............................................           .81%           .82%           .50%           .50%          .49%
 Expenses excluding waiver and payment by affiliate(b) ..           .82%           .82%           .77%           .69%          .73%
 Net investment income ..................................          4.91%          4.38%          5.14%          5.00%         5.10%



(a) Total return is not annualized for periods less than one year.

(b) The expense ratio includes the Fund's share of the Portfolio's allocated expenses.



6                     See notes to financial statements.

INSTITUTIONAL FIDUCIARY TRUST
FRANKLIN CASH RESERVES FUND

STATEMENT OF INVESTMENTS, JUNE 30, 2000


                                                                            SHARES                     VALUE
                                                                            ------                     -----
MUTUAL FUNDS 101.7%
The Money Market Portfolio (Note 1) (COST $119,060,923) ...............    119,060,923              $119,060,923
OTHER ASSETS, LESS LIABILITIES (1.7)% .................................                               (1,980,379)
                                                                                                     -----------
NET ASSETS 100.0% .....................................................                             $117,080,544
                                                                                                     ===========





                       See notes to financial statements.

INSTITUTIONAL FIDUCIARY TRUST
FRANKLIN CASH RESERVES FUND

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2000

Assets:
 Investments in securities, at value and cost                              $119,060,923
 Receivables from capital shares sold                                           971,145
                                                                            -----------
      Total assets                                                          120,032,068
                                                                            -----------
Liabilities:
 Payables:
  Capital shares redeemed                                                     2,872,466
  Affiliates                                                                     48,019
 Other liabilities                                                               31,039
                                                                           ------------
      Total liabilities                                                       2,951,524
                                                                           ------------
Net assets, at value                                                       $117,080,544
                                                                           ============
Shares outstanding                                                          117,080,544
                                                                           ============
Net asset value per share                                                         $1.00
                                                                           ============




                  See notes to financial statements.

INSTITUTIONAL FIDUCIARY TRUST
FRANKLIN CASH RESERVES FUND

Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2000


Investment income:
 Dividends                                                                   $6,997,090
                                                                             ----------
Expenses:
 Administrative fees (Note 3)                                                   314,363
 Distribution fees (Note 3)                                                     314,363
 Transfer agent fees (Note 3)                                                   153,957
 Reports to shareholders                                                          7,949
 Registration and filing fees                                                    20,091
 Professional fees (Note 3)                                                      12,081
 Trustees' fees and expenses                                                      5,974
 Other                                                                            5,255
                                                                             ----------
      Total expenses                                                            834,033
                                                                             ----------
       Net investment income                                                  6,163,057
                                                                             ----------
Net increase in net assets resulting from operations                         $6,163,057
                                                                             ==========






                  See notes to financial statements.

INSTITUTIONAL FIDUCIARY TRUST
FRANKLIN CASH RESERVES FUND
Financial Statements (continued)


STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED JUNE 30, 2000 AND 1999


                                                                  2000                 1999
                                                                  ----                 ----
Increase (decrease) in net assets:
 Operations:
  Net investment income .............................        $  6,163,057         $  6,472,002
 Distributions to shareholders from investment
   income ...........................................          (6,163,057)          (6,472,002)
 Capital share transactions (Note 2) ................         (18,309,008)          15,804,969
                                                             ------------         ------------
      Net increase (decrease) in net assets .........         (18,309,008)          15,804,969
Net assets (there is no undistributed net investment
  income at beginning or end of year):
 Beginning of year ..................................         135,389,552          119,584,583
                                                             ------------         ------------
 End of year ........................................        $117,080,544         $135,389,552
                                                             ============         ============




                  See notes to financial statements.

INSTITUTIONAL FIDUCIARY TRUST
FRANKLIN CASH RESERVES FUND

Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Cash Reserves Fund (the Fund) is a separate, diversified series of Institutional Fiduciary Trust (the Trust). The Trust is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of three separate series (the Funds). The Fund seeks high current income consistent with the preservation of capital and liquidity.

The Fund invests substantially all of its assets in The Money Market Portfolio (the Portfolio), which is registered under the Investment Company Act of 1940 as a diversified, open-end investment company having the same investment objectives as the Fund. The financial statements of the Portfolio, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION

The Fund holds portfolio shares that are valued at its proportionate interest in the net asset value of the Portfolio. As of June 30, 2000, the Fund owns 2.89% of the Portfolio.

b. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

c. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Income and estimated expenses are accrued daily. Dividends from net investment income and capital gains or losses are normally declared daily. Such distributions are reinvested in additional shares of the Fund.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

d. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

INSTITUTIONAL FIDUCIARY TRUST
FRANKLIN CASH RESERVES FUND

Notes to Financial Statements (continued)



2. SHARES OF BENEFICIAL INTEREST

At June 30, 2000, there were an unlimited number of shares of no par value authorized. Transactions in the Fund's shares were as follows:


                                                    YEAR ENDED JUNE 30,
                                                    -------------------
                                                2000                   1999
                                                ----                   ----
Shares sold ......................          $199,299,321           $296,189,371
Shares issued in reinvestment
 of distributions ................             6,162,552              6,445,425
Shares redeemed ..................          (223,770,881)          (286,829,827)
                                            ------------           ------------
Net increase (decrease) ..........          $(18,309,008)           $15,804,969
                                            ============           ============



3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Fund are also officers and/or directors of Franklin Advisers, Inc. (Advisers), Franklin/Templeton Distributors, Inc. (Distributors), and Franklin/Templeton Investors Services, Inc. (Investors Services), the Fund's administrative manager, principal underwriter, and transfer agent, respectively, and of the Portfolio.

The Fund pays an administrative fee to Advisers of .25% per year of the Fund's average daily net assets.

The Fund reimburses Distributors up to .25% per year of its average daily net assets, for costs incurred in marketing the Fund's shares.

The Fund paid transfer agent fees of $153,957 of which $99,194 was paid to Investor Services.

Included in professional fees are legal fees of $6,029 that were paid to a law firm in which a partner of that firm was an officer of the Fund.

INSTITUTIONAL FIDUCIARY TRUST
FRANKLIN CASH RESERVES FUND

Independent Auditors' Report

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS
OF INSTITUTIONAL FIDUCIARY TRUST

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin Cash Reserves Fund (the "Fund") (one of the funds constituting the Institutional Fiduciary Trust) at June 30, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2000 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP


San Francisco, California
August 3, 2000

THE MONEY MARKET PORTFOLIOS
Financial Highlights

THE MONEY MARKET PORTFOLIO


                                                                                       YEAR ENDED JUNE 30,
                                                                                       -------------------
                                                                 2000           1999          1998          1997           1996
                                                                 ----           ----          ----          ----           ----
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ......................          $1.00          $1.00         $1.00         $1.00          $1.00
                                                              --------------------------------------------------------------------
Income from investment operations - net investment income           .056           .051          .055          .053           .055
Less distributions from net investment income ...........          (.056)         (.051)        (.055)        (.053)         (.055)
                                                              --------------------------------------------------------------------
Net asset value, end of year ............................          $1.00          $1.00         $1.00         $1.00          $1.00
                                                              --------------------------------------------------------------------

Total return(a) .........................................           5.75%          5.18%         5.64%         5.47%          5.66%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .........................     $4,144,043     $3,672,404    $2,043,629    $1,773,546     $1,550,085
Ratios to average net assets:
 Expenses ...............................................            .15%           .15%          .15%          .15%           .15%
 Expenses excluding waiver and payments by affiliate ....            .16%           .15%          .16%          .16%           .16%
 Net investment income ..................................           5.65%          5.04%         5.50%         5.34%          5.50%


(a) Total return is not annualized for periods less than one year.



14                     See notes to financial statements.

THE MONEY MARKET PORTFOLIOS

STATEMENT OF INVESTMENTS, JUNE 30, 2000

                                                                                                   PRINCIPAL
THE MONEY MARKET PORTFOLIO                                                                           AMOUNT                 VALUE
--------------------------                                                                           ------                 -----
BANK NOTES 5.5%
Bank of America NT & SA, 6.29% - 6.77%, 8/01/00 - 8/18/00 ..............................          $155,000,328          $155,000,000
Wachovia Bank NA, North Carolina Branch, 6.20%, 7/27/00 - 7/28/00 ......................            70,000,000            70,000,253
                                                                                                                      --------------
TOTAL BANK NOTES (COST $225,000,581) ...................................................                                 225,000,581
                                                                                                                      --------------
CERTIFICATES OF DEPOSIT 29.4%
ABN-AMRO Bank NV, Chicago Branch, 5.69% - 5.91%, 7/10/00 - 8/10/00 .....................            80,000,000            79,997,903
Bank of Nova Scotia, Portland Branch, 6.68% , 9/20/00 - 9/21/00 ........................            50,000,000            50,000,000
Barclays Bank PLC, New York Branch, 5.90%, 10/02/00 ....................................            25,000,000            24,930,771
Bayerische Vereinsbank, New York Branch, 6.70% - 6.71%, 9/05/00 - 9/07/00 ..............            50,000,000            50,000,405
Commerzbank AG, New York Branch, 6.09% - 6.15%, 7/11/00 - 7/14/00 ......................           140,000,000           140,000,438
Credit Agricole Indosuez, New York Branch, 6.76% - 7.10%, 4/11/01 - 6/15/01 ............           135,000,000           134,989,937
Credit Communal De Belgique, New York Branch, 7.075% - 7.25%, 5/03/01- 5/09/01 .........            60,000,000            60,006,117
Den Danske Bank, New York Branch, 6.23%, 7/31/00 .......................................            35,000,000            35,000,859
Deutsche Bank AG, New York Branch, 6.69% - 6.70%, 9/18/00 - 9/29/00 ....................            99,900,000            99,902,209
Dexia Bank, New York Branch, 7.105%, 6/18/01 ...........................................            25,000,000            24,998,806
Dresdner Bank AG, New York Branch, 6.09% - 6.70%, 7/06/00 - 9/28/00 ....................            75,000,000            75,000,682
Lloyds Bank PLC, New York Branch, 6.21% - 6.25%, 7/20/00 - 7/24/00 .....................            65,000,000            64,999,969
Royal Bank of Canada, New York Branch, 5.70% - 6.48%, 7/03/00 - 1/16/01 ................            95,000,000            94,985,347
Societe Generale, New York Branch, 6.26%, 7/24/00 - 7/28/00 ............................            75,000,000            75,000,000
Svenska Handelsbanken, New York Branch, 6.75%, 8/24/00 - 8/25/00 .......................            50,000,000            50,000,745
Toronto Dominion Bank, New York Branch, 6.30% - 7.16%, 8/01/00 - 6/08/01 ...............           125,000,000           124,993,135
UBS AG, New York Branch, 7.08%, 6/22/01 ................................................            24,990,544            24,990,544
                                                                                                                      --------------
TOTAL CERTIFICATES OF DEPOSIT (COST $1,209,797,867) ....................................                               1,209,797,867
                                                                                                                      --------------
(a) COMMERCIAL PAPER 49.6%
Abbey National North America Corp., 6.00% , 7/17/00 ....................................            35,000,000            34,906,667
American Express Credit Corp., 6.6937% - 6.88%, 7/03/00 - 9/08/00 ......................           205,000,000           204,950,311
Archer Daniels Midland Co., 6.55%, 9/14/00 .............................................            20,000,000            19,727,083
Asset Securitization Cooperative Corp., 144A, 6.57% - 6.60%, 8/28/00 - 10/04/00 ........           150,000,000           148,032,945
Bank of Nova Scotia, 6.60%, 9/07/00 ....................................................            25,000,000            24,688,333
Canadian Imperial Holdings Inc., 6.59% - 6.60%, 9/08/00 - 9/27/00 ......................            75,000,000            73,882,882
Ciesco LP, 6.35% - 6.64%, 7/05/00 - 8/15/00 ............................................            95,000,000            94,550,229
Coca-Cola Co., 6.06% - 6.55%, 7/18/00 - 8/31/00 ........................................           155,000,000           154,129,299
Commonwealth Bank of Australia, 6.11%, 7/26/00 .........................................            35,000,000            34,851,493
Delaware Funding Corp., 144A, 6.65%, 8/23/00 ...........................................            25,000,000            24,755,243
Den Danske Corp. Inc., 6.40% - 6.59%, 7/31/00 - 9/11/00 ................................            38,313,000            37,912,497
Dupont de Nemours Co., 6.09% - 6.11%, 7/25/00 - 8/11/00 ................................           105,000,000           104,394,558
General Electric Capital Corp., 6.39% - 6.62%, 8/03/00 - 12/12/00 ......................           130,000,000           127,849,814
Halifax Building Society Ltd., 6.58%, 9/25/00 ..........................................            25,000,000            24,607,028
International Lease Finance Corp., 6.53% - 6.57%, 8/21/00 - 9/12/00 ....................            96,485,000            95,468,270
J.P. Morgan & Co. Inc., 6.60%, 9/12/00 .................................................            25,000,000            24,665,417
Merrill Lynch & Co. Inc., 6.55% - 6.63%, 8/14/00 - 8/25/00 .............................            75,000,000            74,301,618
Morgan Stanley Dean Witter & Co., 6.57% - 6.65%, 8/07/00 - 9/05/00 .....................           155,000,000            53,622,460
National Australia Funding (DE) Inc., 6.57%, 9/15/00 ...................................            25,000,000            24,653,250
National Rural Utilities Cooperative Finance Corp., 6.58% - 6.63%, 8/10/00 - 8/18/00 ...            75,000,000            74,379,826
Rabobank Nederland NV, 6.92%, 7/05/00 ..................................................           190,000,000           189,853,912
Salomon Smith Barney Holdings Inc., 6.15% - 6.64%, 7/10/00 - 8/11/00 ...................           165,000,000           164,514,089

THE MONEY MARKET PORTFOLIOS

                                                                                                   PRINCIPAL
THE MONEY MARKET PORTFOLIO                                                                           AMOUNT                 VALUE
--------------------------                                                                           ------                 -----
(a) COMMERCIAL PAPER (CONT.)
Schering Corp., 5.94% - 6.15%, 7/06/00 - 8/08/00 .......................................           $47,000,000           $46,762,893
Svenska Handelsbanken Inc., 6.155% - 6.60%, 7/28/00 - 9/22/00 ..........................            85,000,000            84,142,917
                                                                                                                      --------------
TOTAL COMMERCIAL PAPER (COST $2,041,603,034) ...........................................                               2,041,603,034
                                                                                                                      --------------
U.S. GOVERNMENT AGENCY SECURITIES
Federal Home Loan Mortgage Corp., 6.44%, 9/14/00 .......................................                60,000                59,195
Fannie Mae, 6.47%, 9/21/00 .........................................................                   100,000                98,526
                                                                                                                      --------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (COST $157,721) ................................                                     157,721
                                                                                                                      --------------
TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS (COST $3,476,559,203) ...................                               3,476,559,203
                                                                                                                      --------------

(b) REPURCHASE AGREEMENTS 14.9%
Barclays Capital Inc., 6.60%, 7/03/00 (Maturity Value $200,110,000) ....................           200,000,000           200,000,000
 Collateralized by U.S. Treasury Notes
J.P. Morgan Securities Inc., 6.50%, 7/03/00 (Maturity Value $107,423,156) ..............           107,365,000           107,365,000
 Collateralized by U.S. Treasury Notes
Morgan Stanley & Co., 6.50%, 7/03/00 (Maturity Value $107,423,156) .....................           107,365,000           107,365,000
 Collateralized by U.S. Treasury Notes
UBS Warburg, 6.70%, 7/03/00 (Maturity Value $200,111,667) ..............................           200,000,000           200,000,000
 Collateralized by U.S. Treasury Notes
                                                                                                                      --------------
TOTAL REPURCHASE AGREEMENTS (COST $614,730,000) ........................................                                 614,730,000
                                                                                                                      --------------
TOTAL INVESTMENTS (COST $4,091,289,203) 99.4% ..........................................                               4,091,289,203
                                                                                                                      --------------
OTHER ASSETS, LESS LIABILITIES .6% .....................................................                                  22,753,837
                                                                                                                      --------------
NET ASSETS 100.0% ......................................................................                              $4,114,043,040
                                                                                                                      ==============




(a) Securities are traded on a discount basis; the rates shown are the discount rates at the time of purchase by the Portfolio.

(b) See note 1(b) regarding repurchase agreements.



                       See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
Financial Highlights

THE U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO


                                                                             YEAR ENDED JUNE 30,
                                                                             -------------------
                                                       2000          1999            1998            1997            1996
                                                       ----          ----            ----            ----            ----
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..........         $1.00         $1.00           $1.00           $1.00           $1.00
                                                   ---------     ---------       ---------       ---------       ---------
Income from investment operations -
  net investment income .....................          .054          .049            .054            .052            .054
Less distributions from net investment income         (.054)        (.049)          (.054)          (.052)          (.054)
                                                   ---------     ---------       ---------       ---------       ---------
Net asset value, end of year ................         $1.00         $1.00           $1.00           $1.00           $1.00
                                                   ---------     ---------       ---------       ---------       ---------
Total return(a) ...............................        5.48%         4.97%           5.53%           5.34%           5.55%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .............      $221,993      $258,458        $263,226        $285,629        $285,701
Ratios to average net assets:
 Expenses ...................................           .15%          .15%            .15%            .15%            .15%
 Expenses excluding waiver and payments
   by affiliate .............................           .16%          .15%            .16%            .16%            .17%
 Net investment income ......................          5.36%         4.84%           5.40%           5.20%           5.45%



(a) Total return is not annualized for periods less than one year.



                       See notes to financial statements.

THE MONEY MARKET PORTFOLIOS

STATEMENT OF INVESTMENTS, JUNE 30, 2000


                                                                                                      PRINCIPAL
THE U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO                                                   AMOUNT               VALUE
-----------------------------------------------------                                                   ------               -----
GOVERNMENT SECURITIES 17.3%
U.S. Treasury Notes, 5.125%, 8/31/00 .........................................................        $10,000,000         $9,993,585
U.S. Treasury Notes, 6.25%, 8/31/00 ..........................................................          3,500,000          3,503,503
U.S. Treasury Notes, 4.00%, 10/31/00 .........................................................          5,000,000          4,963,877
U.S. Treasury Notes, 4.625%, 11/30/00 ........................................................          5,000,000          4,972,439
U.S. Treasury Notes, 5.375%, 2/15/01 .........................................................          5,000,000          4,967,729
U.S. Treasury Notes, 7.75%, 2/15/01 ..........................................................          5,000,000          5,039,338
U.S. Treasury Notes, 6.25%, 4/30/01 ..........................................................          5,000,000          4,974,515
                                                                                                                        ------------
TOTAL GOVERNMENT SECURITIES (COST $38,414,986) ...............................................                            38,414,986
                                                                                                                        ------------
(b)REPURCHASE AGREEMENTS 82.4%
Banc of America Securities LLC, 6.60%, 7/03/00 (Maturity Value $9,004,950) ...................          9,000,000          9,000,000
 Collateralized by U.S. Treasury Notes
Barclays Capital Inc., 6.45%, 7/03/00 (Maturity Value $9,004,838) ............................          9,000,000          9,000,000
 Collateralized by U.S. Treasury Notes
Bear, Stearns & Co. Inc., 6.50%, 7/03/00 (Maturity Value $9,004,875) .........................          9,000,000          9,000,000
 Collateralized by U.S. Treasury Bills
Dresdner Kleinwort Benson, North America LLC, 6.40%, 7/03/00 (Maturity Value $9,004,800) .....          9,000,000          9,000,000
 Collateralized by U.S. Treasury Bills
Goldman, Sachs & Co., 6.38%, 7/03/00 (Maturity Value $9,004,785) .............................          9,000,000          9,000,000
 Collateralized by U.S. Treasury Bond
Greenwich Capital Markets Inc., 6.50%, 7/03/00 (Maturity Value $9,004,875) ...................          9,000,000          9,000,000
 Collateralized by U.S. Treasury Notes
J.P. Morgan Securities Inc., 6.40%, 7/03/00 (Maturity Value $21,001,195) .....................         20,990,000         20,990,000
 Collateralized by U.S. Treasury Notes
J.P. Morgan Securities Inc., 6.50%, 7/03/00 (Maturity Value $30,016,250) .....................         30,000,000         30,000,000
 Collateralized by U.S. Treasury Notes
Merrill Lynch Government Securities Inc., 6.25%, 7/03/00 (Maturity Value $9,004,688) .........          9,000,000          9,000,000
 Collateralized by U.S. Treasury Notes
Morgan Stanley & Co. Inc., 6.50%, 7/03/00 (Maturity Value $21,001,370) .......................         20,990,000         20,990,000
 Collateralized by U.S. Treasury Notes
Morgan Stanley & Co. Inc., 6.50%, 7/03/00 (Maturity Value $30,016,250) .......................         30,000,000         30,000,000
 Collateralized by U.S. Treasury Notes
Nesbitt Burns Securities Inc., 6.55%, 7/03/00 (Maturity Value $9,004,913) ....................          9,000,000          9,000,000
 Collateralized by U.S. Treasury Notes
UBS Warburg, 6.50%, 7/03/00 (Maturity Value $9,004,875) ......................................          9,000,000          9,000,000
                                                                                                                        ------------
Collateralized by U.S. Treasury Notes
TOTAL REPURCHASE AGREEMENTS (COST $182,980,000) ..............................................                           182,980,000
                                                                                                                        ------------
TOTAL INVESTMENTS (COST $221,394,986) 99.7% ..................................................                           221,394,986
OTHER ASSETS, LESS LIABILITIES .3% ...........................................................                               597,959
                                                                                                                        ------------
NET ASSETS 100.0% ............................................................................                          $221,992,945
                                                                                                                        ============


(b) See note 1(b) regarding repurchase agreements.



                       See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2000


                                                                              THE U.S.
                                                                             GOVERNMENT
                                                          THE                SECURITIES
                                                     MONEY MARKET           MONEY MARKET
                                                       PORTFOLIO             PORTFOLIO
                                                       ---------             ---------
Assets:
 Investments in securities, at value and cost       $3,476,559,203         $ 38,414,986
 Repurchase agreements, at value and cost ...          614,730,000          182,980,000
 Cash .......................................                3,236                9,578
 Interest receivable ........................           23,833,771              630,227
                                                    --------------         ------------
      Total assets ..........................        4,115,126,210          222,034,791
                                                    --------------         ------------
Liabilities:
 Payables:
  Affiliates ................................              449,624               29,821
  Professional fees .........................               30,000               10,000
 Distribution to shareholders ...............              576,601                  113
 Other liabilities ..........................               26,945                1,912
                                                    --------------         ------------
      Total liabilities .....................            1,083,170               41,846
                                                    --------------         ------------
Net assets, at value ........................       $4,114,043,040         $221,992,945
                                                    ==============         ============
Shares outstanding ..........................        4,114,043,040          221,992,945
                                                    ==============         ============
Net asset value per share ...................                $1.00                $1.00
                                                    ==============         ============




                   See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
Financial Statements (continued)

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2000


                                                                                   THE U.S.
                                                                                  GOVERNMENT
                                                                THE               SECURITIES
                                                            MONEY MARKET         MONEY MARKET
                                                             PORTFOLIO            PORTFOLIO
                                                             ---------            ---------
Investment income:
 Interest ..........................................        $206,206,553          $13,671,482
                                                            ------------          -----------
Expenses:
 Management fees (Note 3) ..........................           5,343,198              376,050
 Transfer agent fees (Note 3) ......................              32,576                2,250
 Custodian fees ....................................              39,041                2,437
 Reports to shareholders ...........................               6,133                  569
 Professional fees (Note 3) ........................              56,286               12,294
 Trustees' expenses ................................               4,167                  287
 Other .............................................              30,011                4,335
                                                            ------------          -----------
      Total expenses ...............................           5,511,412              398,222
      Expenses waived/paid by affiliate (Note 3) ...            (164,153)             (24,664)
                                                            ------------          -----------
       Net expenses ................................           5,347,259              373,558
                                                            ------------          -----------
        Net investment income ......................         200,859,294           13,297,924
                                                            ------------          -----------
Net realized loss from investments .................              (9,285)                  --
                                                            ------------          -----------
Net increase in net assets resulting from operations        $200,850,009          $13,297,924
                                                            ============          ===========



                   See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED JUNE 30, 2000 AND 1999


                                                                                                THE U.S. GOVERNMENT SECURITIES
                                                          THE MONEY MARKET PORTFOLIO                MONEY MARKET PORTFOLIO
                                                     ------------------------------------------------------------------------------
                                                          2000                  1999                2000                 1999
                                                     ------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ........................     $   200,859,294        $  134,356,042       $  13,297,924        $  14,158,082
  Net realized gain (loss) from investments ....              (9,285)                  651                  --                   --
                                                     ------------------------------------------------------------------------------
      Net increase in net assets resulting
       from operations .........................         200,850,009           134,356,693          13,297,924           14,158,082
 Distributions to shareholders from net
  investment income ............................        (200,850,009)(a)      (134,356,693)(b)     (13,297,924)         (14,158,082)
 Capital share transactions (Note 2) ...........         441,639,255         1,628,774,482         (36,465,436)          (4,767,997)
                                                     ------------------------------------------------------------------------------
      Net increase (decrease) in net assets ....         441,639,255         1,628,774,482         (36,465,436)          (4,767,997)
Net assets (there is no undistributed net
 investment income at beginning or end of year):
  Beginning of year ............................       3,672,403,785         2,043,629,303         258,458,381          263,226,378
                                                     ------------------------------------------------------------------------------
  End of year ..................................     $ 4,114,043,040        $3,672,403,785       $ 221,992,945        $ 258,458,381
                                                     ==============================================================================


(a) Distributions were decreased by a net realized loss from investments of $9,285.

(b) Distributions were increased by a net realized gain from investments of $651.


                       See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Money Market Portfolios (the Trust) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of two separate portfolios (the Portfolios). The shares of the Trust are issued in private placements and are exempt from registration under the Securities Act of 1933. The Portfolios seek high current income consistent with preservation of capital and liquidity.

The following summarizes the Portfolios' significant accounting policies.

a. SECURITY VALUATION:

Securities are valued at amortized cost which approximates value.

b. REPURCHASE AGREEMENTS:

The Portfolios may enter into repurchase agreements, which are accounted for as a loan by the Portfolios to the seller, collateralized by securities which are delivered to the Portfolios' custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Portfolios, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. At June 30, 2000, all outstanding repurchase agreements held by the Portfolios had been entered into on that date.

c. INCOME TAXES:

No provision has been made for income taxes because each Portfolio's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividends from net investment income and capital gains or losses are normally declared daily. Such distributions are reinvested in additional shares of the Portfolios.

Common expenses incurred by the Trust are allocated among the Portfolios based on the ratio of net assets of each Portfolio to the combined net assets. Other expenses are charged to each Portfolio on a specific identification basis.

e. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

THE MONEY MARKET PORTFOLIOS
Notes to Financial Statements (continued)

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2000, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Portfolios' shares were as follows:

                                                                               THE U.S.
                                                            THE               GOVERNMENT
                                                        MONEY MARKET        SECURITIES MONEY
                                                          PORTFOLIO         MARKET PORTFOLIO
                                                      ---------------------------------------
Year ended June 30, 2000

 Shares sold ..................................       $ 38,813,462,724        $ 1,220,241,486
 Shares issued in reinvestment of distributions            200,275,366             13,291,931
 Shares redeemed ..............................        (38,572,098,835)        (1,269,998,853)
                                                      ---------------------------------------
 Net increase (decrease) ......................       $    441,639,255        $   (36,465,436)
                                                      =======================================

Year ended June 30, 1999
 Shares sold ..................................       $ 13,314,265,139        $   963,424,640
 Shares issued in reinvestment of distributions            134,356,720             14,164,293
 Shares redeemed ..............................        (11,819,847,377)          (982,356,930)
                                                      ---------------------------------------
 Net increase (decrease) ......................       $  1,628,774,482        $    (4,767,997)
                                                      =======================================


3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Trust are also officers and/or directors of Franklin Advisers, Inc. (Advisers) and Franklin/Templeton Investor Services, Inc. (Investor Services), the Portfolios' investment manager and transfer agent, respectively, and of the Franklin Money Fund, the Institutional Fiduciary Trust, the Franklin Templeton Money Fund Trust, and the Franklin Federal Money Fund.

The Portfolios pay an investment management fee to Advisers of .15% per year of the average daily net assets of each Portfolio.

Advisers agreed in advance to waive management fees, as noted in the Statements of Operations.

Included in professional fees are legal fees of $11,240 that were paid to a law firm in which a partner of that firm was an officer of the Portfolios.

At June 30, 2000, the shares of The Money Market Portfolio were owned by the following funds:

                                                                                              PERCENTAGE OF
                                                                             SHARES         OUTSTANDING SHARES
                                                                          ------------------------------------
Franklin Money Fund ...............................................       2,883,392,424          70.09%
Institutional Fiduciary Trust - Money Market Portfolio ............       1,010,362,054          24.56%
Institutional Fiduciary Trust - Franklin Cash Reserves Fund .......         119,060,923           2.89%
Franklin Templeton Money Fund Trust - Franklin Templeton Money Fund         101,227,639           2.46%

THE MONEY MARKET PORTFOLIOS
Notes to Financial Statements (continued)


3. TRANSACTIONS WITH AFFILIATES (CONT.)

At June 30, 2000, the shares of The U.S. Government Securities Money Market Portfolio were owned by the following funds:

                                                                                                                 PERCENTAGE OF
                                                                                                 SHARES        OUTSTANDING SHARES
                                                                                                 ---------------------------------
Institutional Fiduciary Trust - Franklin U.S. Government Securities Money Market Portfolio        56,482,885       25.44%
Franklin Federal Money Fund ..............................................................       165,510,060       74.56%


4. INCOME TAXES

At June 30, 2000, The Money Market Portfolio had tax basis capital losses of $8,692, which may be carried over to offset future capital gains. Such losses expire in 2008.

At June 30, 2000, The Money Market Portfolio has deferred capital losses occurring subsequent to October 31, 1999 of $9,285. For tax purposes, such losses will be reflected in the year ending June 30, 2001.

THE MONEY MARKET PORTFOLIOS
Independent Auditors' Report

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
THE MONEY MARKET PORTFOLIOS

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the portfolios constituting The Money Market Portfolios (hereafter referred to as the "Portfolios") at June 30, 2000, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

San Francisco, California
August 3, 2000

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
LITERATURE REQUEST


For a free brochure and prospectus, which contain more complete information, including charges and expenses, call Franklin Templeton Fund Information at 1-800/DIAL BEN(R) (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

FRANKLIN TEMPLETON GROUP

GLOBAL GROWTH
Franklin Global Health Care Fund
Mutual Discovery Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller
 Companies Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton International Fund
Templeton Latin America Fund
Templeton Pacific Growth Fund
Templeton World Fund

GLOBAL GROWTH AND INCOME
Franklin Global Communications
 Fund
Mutual European Fund
Templeton Global Bond Fund

GLOBAL INCOME
Franklin Global Government
 Income Fund
Franklin Templeton Global
 Currency Fund
Franklin Templeton Hard
 Currency Fund

GROWTH
Franklin Aggressive Growth
 Fund
Franklin Biotechnology
 Discovery Fund(1)
Franklin Blue Chip Fund
Franklin California Growth Fund
Franklin DynaTech Fund
Franklin Equity Fund
Franklin Gold and Precious
 Metals Fund
Franklin Growth Fund
Franklin Large Cap Growth
 Fund
Franklin Small Cap Growth
 Fund I(2)
Franklin Small Cap Growth
 Fund II
Franklin Technology Fund
Franklin U.S. Long-Short Fund

GROWTH AND INCOME
Franklin Asset Allocation Fund
Franklin Balance Sheet
 Investment Fund
Franklin Convertible
 Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Rising Dividends Fund
Franklin Utilities Fund
Franklin Value Fund
Mutual Beacon Fund
Mutual Financial Services Fund
Mutual Qualified Fund
Mutual Shares Fund

FUND ALLOCATOR SERIES

Franklin Templeton Conservative
 Target Fund
Franklin Templeton Moderate
 Target Fund
Franklin Templeton Growth
 Target Fund

INCOME
Franklin Adjustable U.S.
 Government Securities Fund(3)
Franklin's AGE High Income Fund
Franklin Bond Fund
Franklin Floating Rate Trust
Franklin Short-Intermediate
 U.S. Government Securities Fund(3)
Franklin Strategic Income Fund
Franklin U.S. Government
 Securities Fund(3)
Franklin Federal Money Fund(3)
Franklin Money Fund(3)

TAX-FREE INCOME
Federal Intermediate-Term
 Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund
Puerto Rico Tax-Free
 Income Fund
Tax-Exempt Money Fund(3)

STATE-SPECIFIC
TAX-FREE INCOME

Alabama
Arizona(4)
California(4)
Colorado
Connecticut
Florida(4)
Georgia
Kentucky
Louisiana
Maryland
Massachusetts(5)
Michigan(5)
Minnesota(5)
Missouri
New Jersey
New York(4)
North Carolina
Ohio(5)
Oregon
Pennsylvania
Tennessee(6)
Texas
Virginia


INSURANCE FUNDS
Franklin Templeton Variable
 Insurance Products Trust(7)

(1.) As of February 18, 2000, the fund is closed to new investors with the exception of retirement plans.

(2.) As of April 30, 2000, the fund is closed to new investors, with the exception of retirement plans, wrap programs and Advisor Class and Class C shares.

(3.) An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

(4.) These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and intermediate-term and money market portfolios (CA and NY).

(5.) Portfolio of insured municipal securities.

(6.) The fund may invest up to 100% of its assets in bonds that pay interest subject to the federal alternative minimum tax.

(7.) The funds of the Franklin Templeton Variable Insurance Products Trust are generally only available as investment options in variable annuity or variable life insurance contracts.


                                                                           05/00

[FRANKLIN TEMPLETON
INVESTMENTS LOGO]

Franklin's Institutional Fiduciary Trust
777 Mariners Island Blvd., P.O. Box 7777
San Mateo, CA 94403-7777




ANNUAL REPORT

INVESTMENT MANAGER AND ADMINISTRATOR
Franklin Advisers, Inc.

DISTRIBUTOR
Franklin/Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

INSTITUTIONAL SERVICES
1-800/321-8563

This report must be preceded or accompanied by the current Franklin Cash Reserves Fund prospectus, which contains more complete information including charges and expenses.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.



149 A00 08/00                      [RECYCLE LOGO]    Printed on recycled paper